UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

InvestEd Growth Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Cash Management, Class A	14,798	$14,798
Waddell & Reed Advisors Core Investment Fund, Class Y	404	2,664
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	85	1,327
Waddell & Reed Advisors Global Growth Fund, Class Y	3,025	34,457
Waddell & Reed Advisors New Concepts Fund, Class Y	2,582	28,428
Waddell & Reed Advisors Small Cap Fund, Class Y	600	10,579
Waddell & Reed Advisors Value Fund, Class Y	91	1,370
Waddell & Reed Advisors Vanguard Fund, Class Y	3,906	40,972

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$134,595
(Cost: $136,382)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp., 0.200%, 10-7-15 (A)	$505	505

TOTAL SHORT-TERM SECURITIES – 0.4%		$505
(Cost: $505)

TOTAL INVESTMENT SECURITIES – 100.2%		$135,100
(Cost: $136,887)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(205)

NET ASSETS – 100.0%		$134,895

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

●	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
●	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
●	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$134,595	$—	$—
Short-Term Securities	—	505	—
Total	$134,595	$505	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$136,887
Gross unrealized appreciation	3,312
Gross unrealized depreciation	(5,099)
Net unrealized depreciation	$(1,787)

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

InvestEd Balanced Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Cash Management, Class A	24,934	$24,934
Waddell & Reed Advisors Core Investment Fund, Class Y	4,760	31,416
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	95	1,491
Waddell & Reed Advisors Global Bond Fund, Class Y	6,824	24,019
Waddell & Reed Advisors Global Growth Fund, Class Y	2,484	28,291
Waddell & Reed Advisors New Concepts Fund, Class Y	791	8,710
Waddell & Reed Advisors Value Fund, Class Y	203	3,076
Waddell & Reed Advisors Vanguard Fund, Class Y	3,072	32,223

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$154,160
(Cost: $157,996)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp., 0.200%, 10-7-15 (A)	$392	392

TOTAL SHORT-TERM SECURITIES – 0.3%		$392
(Cost: $392)

TOTAL INVESTMENT SECURITIES – 100.1%		$154,552
(Cost: $158,388)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(111)

NET ASSETS – 100.0%		$154,441

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

●	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
●	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
●	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$154,160	$—	$—
Short-Term Securities	—	392	—
Total	$154,160	$392	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$158,388
Gross unrealized appreciation	2,709
Gross unrealized depreciation	(6,545)
Net unrealized depreciation	$(3,836)

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

InvestEd Conservative Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Cash Management, Class A	36,274	$36,274
Waddell & Reed Advisors Core Investment Fund, Class Y	4,992	32,949
Waddell & Reed Advisors Global Bond Fund, Class Y	7,150	25,168
Waddell & Reed Advisors Value Fund, Class Y	320	4,835

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$99,226
(Cost: $105,888)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp., 0.200%, 10-7-15 (A)	$666	666

TOTAL SHORT-TERM SECURITIES – 0.7%		$666
(Cost: $666)

TOTAL INVESTMENT SECURITIES – 100.3%		$99,892
(Cost: $106,554)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(285)

NET ASSETS – 100.0%		$99,607

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

●	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
●	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
●	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$99,226	$—	$—
Short-Term Securities	—	666	—
Total	$99,226	$666	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$106,554
Gross unrealized appreciation	—
Gross unrealized depreciation	(6,662)
Net unrealized depreciation	$(6,662)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

InvestEd Portfolios

(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 25, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 25, 2015